Nature of Business and Organization (Details)						12 Months Ended
		Aug. 18, 2022 CAD ($)	Jun. 01, 2022 shares	Jan. 10, 2022 USD ($)	Aug. 27, 2021 USD ($)	Dec. 31, 2024 USD ($) shares	Mar. 11, 2024	Dec. 31, 2023 USD ($)	Aug. 27, 2022 USD ($)	Aug. 18, 2022 USD ($)
Nature of Business and Organization [Line Items]
Aggregate value (in Dollars)						$ 230,000,000
Equivalent (in Dollars)						$ 420,131		$ 221,760		$ 45,500
Fixed rate percentage				3.79%
Upland purchased warehouse price (in Dollars)				$ 4,395,230
Visiontech Group, Inc [Member]
Nature of Business and Organization [Line Items]
Interest rate percentage					4.90%
Nature’s Miracle, Inc [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage						50.00%	84.70%
Merger Agreement [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage							100.00%
Visiontech Group, Inc [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage			56.30%
Payment cost (in Dollars)					$ 1,574,079
Visiontech [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage			100.00%
Hydroman [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage			100.00%
Photon Technology (Canada) Ltd [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage										100.00%
Common Stock [Member]
Nature of Business and Organization [Line Items]
Shares issued (in Shares) | shares	[1]					134,476
Converted shares (in Shares) | shares						1
Visiontech Group, Inc [Member]
Nature of Business and Organization [Line Items]
Commercial loan fixed rate (in Dollars)				$ 3,000,000
Original principal amount (in Dollars)									$ 1,574,079
Photon Technology (Canada) Ltd [Member]
Nature of Business and Organization [Line Items]
Total consideration (in Dollars)		$ 62,571
Series of Individually Immaterial Business Acquisitions [Member] | Photon Technology (Canada) Ltd [Member]
Nature of Business and Organization [Line Items]
Ownership, percentage										100.00%
Director [Member] | Nature’s Miracle, Inc [Member]
Nature of Business and Organization [Line Items]
Voting interest acquired, percentage						84.70%
Common Stock [Member] | Hydroman [Member]
Nature of Business and Organization [Line Items]
Shares issued (in Shares) | shares			6,844,000

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024